Document And Entity Information	Jan. 30, 2026
Document Information [Line Items]
Entity, Registrant Name	ENERGY 11, L.P.
Document, Type	8-K
Document, Period End Date	Jan. 30, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-55615
Entity, Tax Identification Number	46-3070515
Entity, Address, Address Line One	120 W 3rd Street
Entity, Address, Address Line Two	Suite 220
Entity, Address, City or Town	Fort Worth
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	76102
City Area Code	817
Local Phone Number	882-9192
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001581552